CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Dec. 31, 2008		1,835,560	$ 0		2,368,520		76,953		(77,653)		(532,260)		0
Balance (in shares) at Dec. 31, 2008					125,800,000
Comprehensive income:
Net Income (loss)		(135,275)	0		0		0		0		(135,275)		0
Foreign currency translation adjustments		(656)	0		0		0		(656)		0		0
Total comprehensive income		(135,931)
Repurchase of shares (Note 16)		(1,976)	0		(1,976)		0		0		0		0
Repurchase of shares (Note 16) (in shares)					(640,000)
Share based compensation		14,833	0		14,833		0		0		0		0
Balance at Dec. 31, 2009		1,712,486	0		2,381,377		76,953		(78,309)		(667,535)		0
Balance (in shares) at Dec. 31, 2009			125,160,000		125,160,000
Comprehensive income:
Net Income (loss)		(59,171)	0		0		0		0		(59,171)		0
Foreign currency translation adjustments		(16,838)	0		0		0		(16,838)		0		0
Total comprehensive income		(76,010)
Repurchase of shares (Note 16) (in shares)			(14,393,400)
Share based compensation		9,835	0		9,835		0		0		0		0
Reverse statutory reserves due to disposal of P3A		0	0		76,953		(76,953)		0		0		0
Statutory reserves		0	0		0		237		0		(237)		0
Balance at Dec. 31, 2010		1,463,758	0		2,285,611		237		(95,147)		(726,943)		0
Balance (in shares) at Dec. 31, 2010			110,766,600
Comprehensive income:
Net Income (loss)		10,989	0		0		0		0		18,367		(7,378)
Foreign currency translation adjustments		(19,726)	0		0		0		(19,726)		0		0
Total comprehensive income		8,736	0		0		0		0		0		0
Share issue related cost		190,008	0		(17,828)				0		0		207,836
Share based compensation		3,709	0		3,709		0		0		0		0
Non-controlling interest and accumulated other comprehensive loss through acquisition of PGW		996,344	0		0		0		(8,552)		0		1,004,896
Balance at Jun. 30, 2011		2,645,083	0		2,271,492		237		(123,425)		(708,576)		1,205,355
Balance (in shares) at Jun. 30, 2011			110,766,600
Comprehensive income:
Net Income (loss)	10,809	68,666	0		0		0		0		(15,982)		84,648
Foreign currency translation adjustments		22,406	0		(1,101)		0		23,507		0		0
Total comprehensive income		91,072	0		0		0		0		0		0
Share based compensation		4,630	0		4,630		0		0		0		0
Statutory reserves		0	0		0		597		0		(597)		0
Increase of additional paid in capital		78	0		78		0		0		0		0
Non-controlling interest and accumulated other comprehensive loss through acquisition of PGW			0		0		0
Dividend paid to non-controlling interest (RMB4,123) and impact to non-controlling interest arising from settlement of intercompany financial instruments (Note 3)		(157,759)			0				1,240		(3,085)		(155,914)
Balance at Jun. 30, 2012	$ 406,596	2,583,104	$ 0	$ 358,114	2,275,099	$ 131	834	$ (15,532)	(98,678)	$ (114,629)	(728,240)	$ 178,512	1,134,089
Balance (in shares) at Jun. 30, 2012			110,766,600